Property and Equipment (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	$ 24,801	$ 18,491
Less: Accumulated depreciation and amortization	(15,244)	(14,578)
Property and equipment, net	9,557	3,913
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	10,504	9,865
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	1,416	1,402
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	951	947
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	4,866	2,657
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	2,275	3,539
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	$ 4,789	$ 81